Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2018
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationship with Group

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Shanghai Fuxi Network Co. Ltd.	Entities controlled by Tian Peiqing, Chairman of the Group
Shanghai Jiaxin Travel Agency	Entities controlled by Tian Peiqing, Chairman of the Group
Tian Peiqing	Chairman of the Group
Mao Zhendong	Non-controlling interests shareholder of Suzhou Four Seasons, a subsidiary of a VIE of the Company
Ju Yiming	Non-controlling interests shareholder of Changzhou Fuxi, a subsidiary of a VIE of the Company

Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the year ended
	February 29	February 28	February 28
	2016	2017	2018
	RMB	RMB	RMB	USD
Purchases of services provided by other entities controlled by Mr. Tian are as below
Shanghai Fuxi Network Co. Ltd.	2,769	3,613	3,884	614
Shanghai Jiaxin Travel Agency	—	608	579	91
Total	2,769	4,221	4,463	705

Services provided to other entities controlled by Mr. Tian is as below
Shanghai Fuxi Network Co. Ltd.			5,472	865
Total	—	—	5,472	865

	For the year ended
	February 29	February 28	February 28
	2016	2017	2018
	RMB	RMB	RMB	USD
Revenue collected on behalf of the Group by other entities controlled by Mr. Tian are as below
Shanghai Jiaxin Travel Agency	622	20	$161	$25
Total	622	20	$161	$25

Schedule of Amounts Owed from and To Related Parties

The following tables present amounts owed from and to related parties as of February 28, 2017 and 2018:

	As at February 28
	2017	2018
	RMB	RMB	USD
Amounts due from related parties
Tian Peiqing(1)	36,944	—	—
Shanghai Fuxi Network Co. Ltd.(2)	7,201	—	—
Shanghai Jiaxin Travel Agency(2)	1,000	—	—
Total	45,145	—	—

Amounts due from related parties are non-interest bearing, unsecured, and due on demand.

(1)

As of February 28, 2017, Mr. Tian Peiqing was holding RMB4,000 loan from the Group and RMB32,944 in cash and cash equivalent on behalf of the Group. As of February 28, 2018, all the amounts have been collected.

(2)	These amounts represent the short-term loan to Shanghai Fuxi Network Co. Ltd and Shanghai Jiaxin Travel Agency. The amounts have been fully collected in July 2017.

	As at February 28
	2017	2018
	RMB	RMB	USD
Amounts due to related parties
Shanghai Jiaxin Travel Agency	408	—	—
Mao Zhendong (1)	12	300	48
Ju Yiming (1)	—	90	14
Total	420	390	62
(1)	As of February 28, 2018, amounts due to related parties represent the loan borrowed from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.